Finance Lease Liability (Due to relates parties) (Tables)	12 Months Ended
Dec. 31, 2018
Finance lease liability (Due to related parties) [Abstract]
Schedule Of Finance Lease Liability
December 31, 2018
Conquistador bareboat charter	$24,491
Pink Sands bareboat charter	23,511
Xanadu bareboat charter	23,962
Total finance lease liability	71,964
Less: Current portion	(5,274)
Long-term portion	$66,690

Schedule Of Capital Leased Asssets
Finance lease liability	Bareboat Charter Agreement date	Original amount	Repayments	Finance lease interest expense	December 31, 2018
Conquistador bareboat charter	November 19, 2018	$56,000	$(31,625)	$116	$24,491
Pink Sands bareboat charter	November 19, 2018	56,000	(32,600)	111	23,511
Xanadu bareboat charter	November 19, 2018	59,500	(35,650)	112	23,962
		$171,500	$(99,875)	$339	$71,964